Note 7 - Party-in-Interest Transactions (Details Textual) - EBP 47-0914596 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Member]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 149,156	$ 136,777
EBP, Investment, Number of Shares (in shares)	384,894	356,752
Preferred Stock [Member]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 5,540	$ 4,560
EBP, Investment, Number of Shares (in shares)	3,103	2,582